Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 101 .76%
ASSET-BACKED SECURITIES — 10 .12% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.20% 12/27/44
1,2
$ 561,722 $ 564,568
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(LIBOR USD 1-Month plus 1.02%)
1.12% 04/25/35
2
3,537,386 3,545,547
AIG CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.73% 10/25/33
1,2,3
2,200,000 2,199,230
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.26% 10/16/28
1,2,3
496,978 497,047
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/22)
7.51% 10/25/27 6,974 7,039
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.08% 12/25/34
2
362,009 359,511
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 01/20/28
1,2,3
1,049,617 1,048,610
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 01/25/35
1,2
244,277 242,347
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.38% 02/25/35
2
650,000 661,720
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
0.98% 02/25/30
2
13,657 13,685
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.12% 10/27/36
2
1,030,000 1,036,426
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.26% 10/25/34
1,2,3
2,000,000 1,996,548
CIT Education Loan Trust,
Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
0.31% 03/25/42
1,2
207,327 199,539
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(LIBOR USD 1-Month plus 0.78%)
0.88% 01/25/36
2
$ 2,000,000 $ 1,981,900
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.16% 03/15/52
1,4
4,739,301 250,697
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(LIBOR USD 1-Month plus 1.13%)
1.23% 11/25/35
2
4,220,000 4,209,063
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 02/25/22)
3.38% 12/25/32 552,909 544,220
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 02/25/22)
3.07% 12/25/36 373,789 366,769
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.15% 04/25/37
2
109,462 81,224
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)
0.34% 04/25/37
2
1,300,692 986,657
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 04/15/29
1,2,3
1,730,846 1,728,665
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.77% 04/25/35
2
173,251 172,766
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
432,708 435,408
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.70%)
1.80% 12/15/36
1,2,3
2,380,000 2,383,824
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.23% 05/25/34
1,2
592,187 594,272
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.73% 11/25/35
2
243,746 243,224
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 41,758 42,148

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 $ 11,116 $ 11,228
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 60,077 62,063
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
377,805 420,067
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
711,207 776,655
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.39% 07/25/36
2
2,544,958 2,539,442
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.36% 07/15/27
1,2,3
23,238 23,249
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
1.17% 10/20/27
1,2,3
878,002 878,196
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.28% 06/25/37
2
363,939 344,575
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.35% 06/25/37
2
672,550 640,991
Mid-State Capital Corp. Trust,
Series 2004-1, Class A
6.01% 08/15/37 141,705 147,409
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 194,497 204,323
Mid-State Capital Corp. Trust,
Series 2004-1, Class M1
6.50% 08/15/37 138,926 143,549
Mid-State Capital Corp. Trust,
Series 2005-1, Class M2
7.08% 01/15/40 309,489 332,003
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 423,238 439,199
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.03% 07/25/34
2
128,329 125,726
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(LIBOR USD 1-Month plus 1.03%)
1.14% 07/25/35
2
$ 4,631,848 $ 4,633,334
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.32% 04/25/37
2
2,328,529 2,323,715
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.61% 06/25/31
2
585,236 572,838
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
0.72% 03/25/83
2
1,544,498 1,528,887
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
0.72% 03/25/83
2
1,398,319 1,383,958
Navient Student Loan Trust,
Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
1.60% 06/25/65
1,2
1,640,000 1,700,482
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.05% 11/25/48
1,2
1,370,000 1,377,793
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.28% 07/15/34
1,2,3
2,140,000 2,141,725
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.78% 03/25/35
2
2,750,493 2,758,876
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 02/25/36
2
1,361,046 1,355,895
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.28% 10/20/34
1,2,3
1,850,000 1,848,402
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.28% 07/15/36
1,2,3
2,000,000 2,000,820
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.76% 05/25/35
2
72,243 72,332

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.21% 04/20/34
1,2,3
$ 1,875,000 $ 1,865,925
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.72% 10/15/32
1,2,3
2,100,000 2,098,383
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A3
(LIBOR USD 1-Month plus 0.34%)
0.78% 11/25/35
2
15,479 15,475
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
1.26% 08/20/32
1,2,3
2,000,000 2,000,994
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
2,194,914 2,194,914
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.44% 08/15/31
2
114,062 106,214
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.80% 12/15/32
2
234,972 238,841
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
0.59% 07/25/39
2
147,296 140,778
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.28% 01/25/41
2
997,243 975,249
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.87% 04/25/23
2
3,329,052 3,281,394
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 01/25/83
2
185,000 177,909
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.32% 04/26/83
2
185,000 173,850
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 04/25/73
2
185,000 185,926
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/25/73
2
$ 2,235,000 $ 2,239,526
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.22% 07/25/23
2
1,754,753 1,754,898
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
185,000 186,667
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
185,000 186,157
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/75
2
185,000 185,943
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
608,673 611,748
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.37% 10/25/83
2
1,885,000 1,902,914
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.85% 01/25/45
1,2
2,708,137 2,712,042
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
1.30% 10/25/34
2
490,858 493,962
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.75% 05/26/26
2
578,387 568,062
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
453,917 500,272
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
500,000 461,029
Treman Park CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
1.20% 10/20/28
1,2,3
29,242 29,246

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC,
Series 2018-2A, Class A2
4.20% 11/16/43
1
$ 2,035,250 $ 2,086,301
Total Asset-Backed Securities
(Cost $83,726,633) 84,555,005
BANK LOANS — 1 .24% *
Automotive — 0 .02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
169,042 168,386
Communications — 0 .44%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
225,000 224,156
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
343,000 339,546
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 02/01/27
2
97,995 97,183
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.36% 07/17/25
2
148,446 146,404
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.61% 04/15/27
2
98,992 97,879
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 08/02/27
2
400,775 401,661
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
2,3,7
479,167 479,917
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
225,000 225,316
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
1,275,000 1,260,656
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
445,395 440,153
3,712,871
Electric — 0 .02%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 12/31/25
2
109,969 109,286
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
1.86% 12/31/25
2
$ 26,963 $ 26,796
136,082
Finance — 0 .10%
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.14% 11/05/28
2
800,000 800,500
Food — 0 .03%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
293,985 293,526
Gaming — 0 .01%
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
2
1,064 1,060
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 12/27/24
2
53,065 52,933
53,993
Health Care — 0 .38%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 11/08/27
2
605,433 605,875
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
52,744 52,810
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
298,808 298,849
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 08/01/27
2
915,229 904,576
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
2
498,744 486,370
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
92,556 91,357
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.25% 03/15/28
2
382,113 381,327

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
2
$ 398,000 $ 399,966
3,221,130
Industrials — 0 .14%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.86% 07/01/26
2
909,899 905,122
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
292,025 288,490
1,193,612
Services — 0 .09%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
73,943 74,220
Trans Union LLC,
Term Loan B6
(LIBOR plus 2.25%)
2.75% 12/01/28
2
700,000 699,125
773,345
Transportation — 0 .01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
2
52,250 49,311
Total Bank Loans
(Cost $10,223,024) 10,402,756
CORPORATES — 26 .75% *
Automotive — 0 .11%
General Motors Co.
4.88% 10/02/23 845,000 898,035
Banking — 6 .01%
Bank of America Corp.
3.00% 12/20/23
4
1,000,000 1,020,899
3.37% 01/23/26
4
605,000 637,053
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
1,355,000 1,347,764
3.09% 10/01/25
4
152,000 158,253
3.46% 03/15/25
4
1,435,000 1,501,127
3.56% 04/23/27
4
2,605,000 2,787,217
3.97% 03/05/29
4
1,540,000 1,689,417
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
1,520,000 1,470,070
2.19% 06/05/26
1,3,4
1,195,000 1,202,457
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.59% 09/11/25
1,3,4
$ 370,000 $ 377,634
3.09% 05/14/32
1,3,4
560,000 570,225
3.75% 03/26/25
3
210,000 223,011
4.28% 01/09/28
1,3
175,000 190,417
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
2,485,000 2,452,404
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
1,730,000 1,692,845
2.01% 09/22/28
3,4
2,425,000 2,375,792
2.21% 08/17/29
3,4
1,195,000 1,173,268
JPMorgan Chase & Co.
0.77% 08/09/25
4
850,000 837,827
0.97% 06/23/25
4
755,000 748,338
1.58% 04/22/27
4
420,000 415,333
2.01% 03/13/26
4
2,820,000 2,857,182
3.96% 01/29/27
4
50,000 54,053
Lloyds Banking Group PLC
(United Kingdom)
2.86% 03/17/23
3,4
380,000 381,490
2.91% 11/07/23
3,4
875,000 889,539
3.87% 07/09/25
3,4
3,020,000 3,192,068
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
1,760,000 1,745,617
1.34% 01/12/27
1,3,4
1,160,000 1,129,225
NatWest Group PLC
(United Kingdom)
3.50% 05/15/23
3,4
1,200,000 1,210,597
4.27% 03/22/25
3,4
385,000 407,830
4.52% 06/25/24
3,4
1,165,000 1,219,151
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
1,575,000 1,561,190
1.53% 08/21/26
3,4
155,000 152,601
1.67% 06/14/27
3,4
205,000 201,082
4.80% 11/15/24
3,4
1,730,000 1,836,940
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
330,000 351,295
UBS Group AG
(Switzerland)
3.49% 05/23/23
1,3
1,000,000 1,010,217
Wells Fargo & Co.
2.19% 04/30/26
4
545,000 555,044
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
3,815,000 3,874,148
2.39% 06/02/28
4
4,585,000 4,663,239
50,163,859
Communications — 2 .92%
AT&T, Inc.
2.55% 12/01/33 4,387,000 4,295,604

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Cox Communications, Inc.
2.60% 06/15/31
1
$ 410,000 $ 409,987
CSC Holdings LLC
5.38% 02/01/28
1
65,000 67,404
6.50% 02/01/29
1
43,000 46,097
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
1,007,000 509,794
Fox Corp.
3.50% 04/08/30 1,500,000 1,616,073
Frontier Communications Holdings LLC
5.00% 05/01/28
1
400,000 413,039
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,8,9
1,003,000 467,022
9.75% 07/15/25
1,3,8,9
585,000 270,462
Level 3 Financing, Inc.
3.88% 11/15/29
1
645,000 657,213
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
750,000 859,196
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
1,500,000 1,543,340
Sinclair Television Group, Inc.
4.13% 12/01/30
1
800,000 759,212
Sprint Corp.
7.88% 09/15/23 65,000 71,677
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
954,688 1,000,050
5.15% 03/20/28
1
1,785,000 1,970,595
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
1,210,000 1,232,876
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 702,474
2.55% 02/15/31 740,000 736,870
3.75% 04/15/27 2,275,000 2,464,907
3.88% 04/15/30 800,000 875,781
Verizon Communications, Inc.
2.36% 03/15/32
1
1,285,000 1,268,362
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
1,600,000 1,612,715
5.50% 05/15/29
1,3
65,000 68,745
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
500,000 493,457
24,412,952
Consumer Discretionary — 1 .29%
Anheuser-Busch InBev Worldwide, Inc.
4.38% 04/15/38 725,000 850,544
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,133,273
BAT Capital Corp.
2.73% 03/25/31 555,000 539,291
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
3.46% 09/06/29 $ 770,000 $ 798,727
4.39% 08/15/37 830,000 876,010
Constellation Brands, Inc.
4.65% 11/15/28 1,000,000 1,148,146
Hyatt Hotels Corp.
1.30% 10/01/23 1,240,000 1,241,468
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,000,000 1,034,532
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
1,650,000 1,617,730
Reynolds American, Inc.
4.45% 06/12/25 365,000 394,508
5.70% 08/15/35 940,000 1,117,690
10,751,919
Electric — 0 .69%
Appalachian Power Co.,
Series H
5.95% 05/15/33 350,000 448,390
Appalachian Power Co.,
Series X
3.30% 06/01/27 410,000 437,903
Duke Energy Corp.
2.65% 09/01/26 30,000 31,094
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 855,235
Jersey Central Power & Light Co.
4.70% 04/01/24
1
995,000 1,058,551
Metropolitan Edison Co.
4.00% 04/15/25
1
770,000 817,021
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,497,881
Tucson Electric Power Co.
3.85% 03/15/23 595,000 606,703
5,752,778
Energy — 1 .06%
Energy Transfer LP
3.45% 01/15/23 105,000 106,908
3.75% 05/15/30 315,000 333,892
4.75% 01/15/26 130,000 141,899
4.95% 06/15/28 1,000,000 1,125,864
5.50% 06/01/27 531,000 606,115
Occidental Petroleum Corp.
0.00% 10/10/36
10
444,000 252,676
Petroleos Mexicanos
(Mexico)
2.00% 12/20/22
3
300,000 302,498
5.95% 01/28/31
3
300,000 291,930
6.63% 06/15/35
3
1,780,000 1,713,250
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 525,000 548,849
Rockies Express Pipeline LLC
4.80% 05/15/30

400,000 419,875

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
4.95% 07/15/29
1
$ 1,000,000 $ 1,074,882
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
561,364 526,998
Sunoco LP/Sunoco Finance Corp.
4.50% 04/30/30
1
250,000 256,608
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 60,000 62,466
6.88% 09/01/27 181,000 191,371
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
825,000 860,171
8,816,252
Finance — 4 .79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
2,045,000 2,062,339
3.50% 05/26/22
3
355,000 357,908
3.65% 07/21/27
3
355,000 374,395
Air Lease Corp.
2.25% 01/15/23 1,000,000 1,012,685
3.25% 03/01/25 820,000 851,009
3.25% 10/01/29 525,000 538,996
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
773,000 751,423
2.88% 02/15/25
1,3
1,160,000 1,185,697
Capital One Financial Corp.
1.34% 12/06/24
4
2,090,000 2,103,400
Citigroup, Inc.
1.46% 06/09/27
4
1,215,000 1,193,839
4.41% 03/31/31
4
985,000 1,126,061
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
1,900,000 1,901,718
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
1,854,143 1,881,422
Ford Motor Credit Co. LLC
3.22% 01/09/22 500,000 500,635
3.34% 03/28/22 40,000 40,152
General Motors Financial Co., Inc.
3.15% 06/30/22 495,000 500,234
3.45% 04/10/22 120,000 120,371
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
840,000 836,722
1.22% 12/06/23 2,090,000 2,095,150
1.43% 03/09/27
4
2,555,000 2,503,573
2.91% 07/24/23
4
725,000 733,084
3.75% 02/25/26 20,000 21,558
Intercontinental Exchange, Inc.
1.85% 09/15/32 870,000 835,323
JPMorgan Chase & Co.
1.05% 11/19/26
4
1,235,000 1,202,657
1.56% 12/10/25
4
555,000 556,182
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
1.59% 05/04/27
4
$ 1,210,000 $ 1,198,113
Morgan Stanley
(MTN)
1.16% 10/21/25
4
4,790,000 4,751,601
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
390,000 393,201
3.77% 03/08/24
1,3,4
1,265,000 1,303,303
4.36% 08/01/24
1,3,4
1,085,000 1,136,657
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
860,000 887,859
5.50% 02/15/24
1,3
40,000 42,915
Safina Ltd.
(Cayman Islands)
2.00% 12/30/23
3
2,521,268 2,558,305
Sandalwood 2013 LLC
2.90% 07/10/25 1,160,750 1,201,512
TIAA FSB Holdings, Inc.
5.75% 07/02/25 1,150,000 1,255,813
40,015,812
Food — 0 .42%
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance, Inc.
(Canada)
3.00% 05/15/32
1,3
1,185,000 1,182,037
Kraft Heinz Foods Co.
5.00% 07/15/35 933,000 1,145,115
5.00% 06/04/42 245,000 305,433
Pilgrim's Pride Corp.
5.88% 09/30/27
1
65,000 68,683
Post Holdings, Inc.
4.63% 04/15/30
1
826,000 842,776
3,544,044
Health Care — 3 .78%
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,226,017
3.85% 06/15/24 1,342,000 1,421,324
Aetna, Inc.
2.80% 06/15/23 50,000 51,237
3.50% 11/15/24 1,250,000 1,319,292
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,380,189
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
25,000 27,064
4.38% 12/15/28
1
2,900,000 3,242,019
5.50% 08/15/25
1
1,100,000 1,216,947
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 1,067,299
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,604,357
Becton Dickinson and Co.
3.36% 06/06/24 589,000 616,792

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Centene Corp.
3.00% 10/15/30 $ 2,000,000 $ 2,036,480
Cigna Corp.
4.13% 11/15/25 545,000 596,460
CommonSpirit Health
2.78% 10/01/30 810,000 831,176
CVS Health Corp.
3.25% 08/15/29 2,890,000 3,084,400
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 1,000,000 1,057,371
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
389,000 295,757
HCA, Inc.
4.13% 06/15/29 1,145,000 1,263,820
5.00% 03/15/24 1,460,000 1,571,035
5.25% 04/15/25 206,000 228,060
5.25% 06/15/26 1,070,000 1,204,370
7.05% 12/01/27 80,000 99,115
Humana, Inc.
3.85% 10/01/24 860,000 913,501
3.95% 03/15/27 885,000 967,930
Mozart Debt Merger Sub, Inc.
3.88% 04/01/29
1
578,000 576,417
PerkinElmer, Inc.
0.85% 09/15/24 2,050,000 2,023,597
Royalty Pharma PLC
(United Kingdom)
2.20% 09/02/30
3
675,000 655,450
31,577,476
Industrials — 1 .10%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 2,080,472
Artera Services LLC
9.03% 12/04/25
1
227,000 239,856
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 669,220
Berry Global, Inc.
4.88% 07/15/26
1
555,000 574,830
Boeing Co. (The)
1.43% 02/04/24 1,300,000 1,299,187
Crane Co.
4.45% 12/15/23 1,130,000 1,190,125
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
2
1,028,000 1,007,947
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
1,115,000 968,198
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 135,000 184,337
L3Harris Technologies, Inc.
3.85% 06/15/23 410,000 425,666
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
$ 65,000 $ 65,681
Sealed Air Corp.
4.00% 12/01/27
1
65,000 68,006
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 429,883
9,203,408
Information Technology — 0 .34%
Apple, Inc.
3.25% 02/23/26 20,000 21,399
Change Healthcare Holdings LLC/Change Healthcare
Finance, Inc.
5.75% 03/01/25
1
65,000 65,738
Oracle Corp.
2.88% 03/25/31 1,955,000 1,967,171
VMware, Inc.
1.00% 08/15/24 815,000 808,024
2,862,332
Insurance — 0 .71%
Athene Global Funding
1.99% 08/19/28
1
2,055,000 2,001,505
Equitable Financial Life Global Funding
1.80% 03/08/28
1
1,190,000 1,171,374
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,4
1,212,000 1,213,471
New York Life Global Funding
3.00% 01/10/28
1
50,000 53,318
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
1,385,000 1,517,979
5,957,647
Materials — 0 .19%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
950,000 930,976
2.30% 11/01/30
1
635,000 623,149
1,554,125
Real Estate Investment Trust (REIT) — 1 .97%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 50,000 51,366
4.13% 07/01/24 1,250,000 1,336,016
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 1,450,000 1,498,234
3.45% 11/15/29 1,000,000 1,086,308
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,140,000 1,186,138
5.38% 11/01/23 30,000 31,869
5.38% 04/15/26 2,323,000 2,589,843
5.75% 06/01/28 325,000 375,706
Healthcare Realty Trust, Inc.
3.88% 05/01/25 1,400,000 1,486,186
Healthpeak Properties, Inc.
4.00% 06/01/25 750,000 807,621

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Hudson Pacific Properties LP
4.65% 04/01/29 $ 1,065,000 $ 1,204,900
Life Storage LP
2.20% 10/15/30 1,000,000 984,051
Piedmont Operating Partnership LP
3.40% 06/01/23 1,210,000 1,241,120
SL Green Operating Partnership LP
3.25% 10/15/22 1,350,000 1,371,151
Ventas Realty LP
3.25% 10/15/26 1,155,000 1,223,920
16,474,429
Retail — 0 .37%
7-Eleven, Inc.
0.80% 02/10/24
1
1,565,000 1,547,854
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
640,000 684,656
FirstCash, Inc.
5.63% 01/01/30
1
415,000 423,421
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
405,000 405,848
3,061,779
Services — 0 .63%
Global Payments, Inc.
1.50% 11/15/24 1,255,000 1,255,740
IHS Markit Ltd.
(Bermuda)
4.13% 08/01/23
3
1,245,000 1,304,007
4.75% 02/15/25
1,3
1,340,000 1,462,436
5.00% 11/01/22
1,3
1,235,000 1,275,366
5,297,549
Transportation — 0 .37%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
1,675,000 1,677,452
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 395,491 400,079
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 33,525 33,793
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 408,146 430,742
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 284,669 298,978
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 $ 253,480 $ 251,528
3,092,572
Total Corporates
(Cost $221,077,509) 223,436,968
FOREIGN GOVERNMENT OBLIGATIONS — 1 .46%
Foreign Government Obligations — 1 .46%
Canadian When Issued Government Bond (WI)
(Canada)
0.25% 11/01/23
3
7,730,000 6,070,358
0.75% 02/01/24
3
7,740,000 6,094,021
Total Foreign Government Obligations
(Cost $12,257,776) 12,164,379
MORTGAGE-BACKED — 10 .28% **
Non-Agency Commercial Mortgage-Backed — 2 .06%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
1,095,000 1,223,606
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(LIBOR USD 1-Month plus 0.92%)
1.03% 10/15/36
1,2
1,814,467 1,815,224
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 395,655
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
805,000 894,877
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 745,460
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,468,113
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 1,000,000 1,056,098
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.12% 03/10/47
4
20,378,267 394,073
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 799,000
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 811,657
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
765,000 801,798
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.62% 05/15/48
4
24,457,203 416,267

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
$ 740,000 $ 799,208
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
945,000 971,572
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 972,519
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.83% 01/15/32
1,4
560,000 579,550
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
45,000 49,006
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.20% 02/15/48
4
32,930,333 1,035,213
17,228,896
Non-Agency Mortgage-Backed — 1 .87%
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,785 3,857
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(LIBOR USD 1-Month plus 0.93%)
1.03% 01/25/35
2
2,465,643 2,464,096
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.28% 05/25/36
1,2
47,991 45,999
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
3,216,538 3,205,496
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.66% 02/25/34
4
3,125 3,145
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.45% 08/25/34
4
55,959 55,959
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.28% 09/25/34
4
58,353 58,126
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
2.28% 08/25/34
4
17,641 17,784
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.10% 10/25/37
2
1,847,017 1,917,696
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
0.64% 10/25/35
2
11,266 11,289
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
0.96% 09/25/34
2
$ 8,155 $ 7,999
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.90% 11/25/34
2
23,112 22,579
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.77% 06/25/37
4
553,054 536,929
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.12% 05/25/37
4
124,323 124,219
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.02% 01/25/34
4
49,126 52,345
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.62%)
0.72% 09/25/37
2
1,151,787 1,149,047
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
4
4,891 5,105
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
2.37% 10/25/32
4
17,835 17,851
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.58% 02/25/36
2
514,428 518,643
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
2.20% 10/25/35
1,4
2,135,927 2,122,796
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 18,049 18,451
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 7,443 7,451
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.82% 12/25/34
4
12,104 11,975
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.51% 10/25/34
4
652,245 628,671
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.58% 04/19/35
2
414,047 409,058
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
1.98% 02/25/36
2
405,662 402,807

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.53% 05/25/36
4
$ 1,916,174 $ 1,250,689
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 1.56%)
1.66% 10/25/45
2
503,703 526,150
15,596,212
U.S. Agency Commercial Mortgage-Backed — 0 .01%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.73% 07/25/22
4
22,937,474 3,963
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class A2
2.40% 06/25/22 102,194 102,766
106,729
U.S. Agency Mortgage-Backed — 6 .34%
Fannie Mae Pool 253974
7.00% 08/01/31 1,105 1,212
Fannie Mae Pool 254232
6.50% 03/01/22 21 21
Fannie Mae Pool 527247
7.00% 09/01/26 11 12
Fannie Mae Pool 545191
7.00% 09/01/31 543 606
Fannie Mae Pool 545646
7.00% 09/01/26 6 6
Fannie Mae Pool 549740
6.50% 10/01/27 2,703 2,984
Fannie Mae Pool 606108
7.00% 03/01/31 319 322
Fannie Mae Pool 630599
7.00% 05/01/32 2,702 3,039
Fannie Mae Pool 655928
7.00% 08/01/32 1,858 2,178
Fannie Mae Pool 735207
7.00% 04/01/34 815 932
Fannie Mae Pool 735686
6.50% 12/01/22 19 19
Fannie Mae Pool 735861
6.50% 09/01/33 44,724 49,207
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.38%)
1.51% 03/01/34
2
7,143 7,201
Fannie Mae Pool 776708
5.00% 05/01/34 77,437 87,567
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.53%)
1.78% 12/01/35
2
5,198 5,220
Fannie Mae Pool 889184
5.50% 09/01/36 60,350 68,431
Fannie Mae Pool 890221
5.50% 12/01/33 90,139 101,856
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.26%)
1.52% 05/01/37
2
$ 20,952 $ 21,029
Fannie Mae Pool AL0209
4.50% 05/01/41 243,673 270,604
Fannie Mae Pool AN2786
2.76% 09/01/36 48,139 51,704
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 1,187,634
Fannie Mae Pool CA1710
4.50% 05/01/48 11,807 12,686
Fannie Mae Pool CA1711
4.50% 05/01/48 795,492 856,252
Fannie Mae Pool CA2208
4.50% 08/01/48 11,030 11,850
Fannie Mae Pool FM2318
3.50% 09/01/49 1,172,467 1,253,471
Fannie Mae Pool FN0039
3.18% 09/01/27
4
35,117 37,834
Fannie Mae Pool MA1527
3.00% 08/01/33 16,290 17,128
Fannie Mae Pool MA1561
3.00% 09/01/33 914,304 961,391
Fannie Mae Pool MA1608
3.50% 10/01/33 818,897 873,724
Fannie Mae Pool MA3427
4.00% 07/01/33 9,242 9,742
Fannie Mae Pool MA3537
4.50% 12/01/48 773,907 828,667
Fannie Mae Pool MA3811
3.00% 10/01/49 544,248 559,580
Fannie Mae Pool MA4152
2.00% 10/01/40 2,759,318 2,791,462
Fannie Mae Pool MA4333
2.00% 05/01/41 753,524 762,512
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.75% 05/25/23
2
474 499
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 96,861 106,648
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
2,791 3,051
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.57% 07/25/37
2
43,227 43,769
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.95% 11/25/36

677,002 117,332

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 $ 5,606 $ 5,786
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 259,294 270,048
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 48,539 49,701
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 299,602 307,819
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 0.55% Cap)
0.55% 09/25/42
2
7,559,514 119,395
Freddie Mac Gold Pool A25162
5.50% 05/01/34 69,073 77,931
Freddie Mac Gold Pool A33262
5.50% 02/01/35 27,663 31,627
Freddie Mac Gold Pool A68781
5.50% 10/01/37 4,656 5,281
Freddie Mac Gold Pool C03813
3.50% 04/01/42 540,999 581,282
Freddie Mac Gold Pool G01548
7.50% 07/01/32 195,398 233,190
Freddie Mac Gold Pool G01644
5.50% 02/01/34 46,543 52,713
Freddie Mac Gold Pool G02366
6.50% 10/01/36 39,425 46,725
Freddie Mac Gold Pool G08844
5.00% 10/01/48 232,451 253,037
Freddie Mac Gold Pool G12909
6.00% 11/01/22 6,313 6,420
Freddie Mac Gold Pool G13032
6.00% 09/01/22 82 83
Freddie Mac Gold Pool G15897
2.50% 09/01/31 24,135 25,114
Freddie Mac Gold Pool G16085
2.50% 02/01/32 1,458,197 1,520,421
Freddie Mac Gold Pool G16524
3.50% 05/01/33 51,384 54,482
Freddie Mac Gold Pool G16756
3.50% 01/01/34 911,574 967,682
Freddie Mac Gold Pool G18581
2.50% 01/01/31 23,239 24,081
Freddie Mac Pool SD7503
3.50% 08/01/49 3,292,678 3,518,364
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
3,083 3,194
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 16,567 18,295
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.09% 06/15/38
2
$ 693,669 $ 122,134
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.50% 04/15/42
2
564,075 111,009
Ginnie Mae (TBA)
2.00% 02/20/52 1,800,000 1,814,320
2.50% 01/20/52 2,250,000 2,304,314
2.50% 02/20/52 1,650,000 1,686,156
Ginnie Mae I Pool 782810
4.50% 11/15/39 504,999 558,126
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/34
2
12,711 13,105
Ginnie Mae II Pool MA4454
5.00% 05/20/47 18,391 20,046
Ginnie Mae II Pool MA4511
4.00% 06/20/47 4,647 4,949
Ginnie Mae II Pool MA4588
4.50% 07/20/47 170,700 183,743
Ginnie Mae II Pool MA4589
5.00% 07/20/47 933,457 1,020,089
Ginnie Mae II Pool MA4838
4.00% 11/20/47 432,549 461,234
Ginnie Mae II Pool MA4901
4.00% 12/20/47 344,838 366,116
Ginnie Mae II Pool MA5399
4.50% 08/20/48 446,186 472,783
Ginnie Mae II Pool MA5530
5.00% 10/20/48 5,662 6,056
Ginnie Mae II Pool MA6030
3.50% 07/20/49 64,402 66,027
Ginnie Mae II Pool MA6080
3.00% 08/20/49 28,249 29,014
Ginnie Mae II Pool MA6209
3.00% 10/20/49 520,130 529,543
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
14.12% 11/26/23
2
5,271 5,769
UMBS (TBA)
1.50% 02/01/37 3,825,000 3,834,981
2.00% 02/01/37 3,750,000 3,835,108
2.00% 02/01/52 2,925,000 2,909,704
2.50% 02/01/52 13,050,000 13,291,760
52,928,139
Total Mortgage-Backed
(Cost $86,793,094) 85,859,976

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .76% *
California — 0 .24%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series G
2.19% 11/01/32 $ 795,000 $ 782,466
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 59,608
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 875,000 1,139,912
1,981,986
Florida — 0 .07%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 310,951
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 258,334
569,285
New York — 0 .45%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements
6.55% 11/15/31 25,000 31,824
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,718,909
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 590,000 593,413
New York State Dormitory Authority Revenue Bonds, Transit
Improvements, Series F
3.03% 02/15/33 1,245,000 1,313,687
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 81,716
3,739,549
Pennsylvania — 0 .00%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 40,000 43,104
Total Municipal Bonds
(Cost $6,155,378) 6,333,924
U.S. TREASURY SECURITIES — 51 .15%
U.S. Treasury Notes — 51 .15%
U.S. Treasury Notes
0.25% 09/30/23 6,553,000 6,507,436
0.38% 10/31/23 46,855,000 46,587,780
0.50% 11/30/23 85,650,000 85,330,485
0.75% 12/31/23 26,630,000 26,637,802
0.88% 09/30/26 8,823,000 8,671,474
1.13% 10/31/26 66,415,000 66,013,428
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
1.25% 11/30/26 $ 93,655,000 $ 93,655,000
1.25% 12/31/26 59,930,000 59,915,677
1.38% 11/15/31 34,425,000 34,000,067
Total U.S. Treasury Securities
(Cost $428,039,864) 427,319,149
Total Bonds — 101 .76%
(Cost $848,273,278)
850,072,157
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,8
8,014 —
Total Common Stock
(Cost $457,400)
Purchased Options - 0.03%
(Cost $310,771) 222,750
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 1 .51%
Money Market Funds — 0 .91%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
11,12
728,140 728,140
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
11
6,905,000 6,905,000
7,633,140
U.S. Treasury Bills — 0 .60%
U.S. Treasury Bills
0.05%
13
04/21/22 5,000,000 4,998,838
Total Short-Term Investments
(Cost $12,632,390) 12,631,978
Total Investments Before Written Options - 103.30%
(Cost $861,673,839) 862,926,885
Written Options - (0.08)%
(Cost $(689,247)) (622,594)
Net unrealized appreciation on unfunded commitments
- 0.00% 1,183
Liabilities in Excess of Other Assets - (3.22)% (26,915,866)
Net Assets - 100.00% $ 835,389,608
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.

Foreign denominated security issued by foreign domiciled entity.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,721,912, which is 0.33% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $95,983, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
8
Non-income producing security.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
11
Represents the current yield as of December 31, 2021.
12
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $34.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CAD): Canadian Dollar
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
CAD 15,326,000 USD 11,953,826 Citigroup Global Markets Inc. 01/07/22 $ 179,253
USD 12,404,948 CAD 15,326,000 Citigroup Global Markets Inc. 01/07/22 271,869
451,122
USD 11,949,911 CAD 15,326,000 Citigroup Global Markets Inc. 04/08/22 (179,156)
NET UNREALIZED APPRECIATION $ 271,966
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 340 03/31/22 $ 74,178,438 $ (90,982) $ (90,982)
U.S. Treasury Five-Year Note 88 03/31/22 10,645,938 37,130 37,130
84,824,376 (53,852) (53,852)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 40 03/22/22 (7,885,000) (32,276) (32,276)
U.S. Treasury Ten-Year Ultra Bond 7 03/22/22 (1,025,063) (11,925) (11,925)
(8,910,063) (44,201) (44,201)
TOTAL FUTURES CONTRACTS $ 75,914,313 $ (98,053) $ (98,053)

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30 5.00% 3 Months
Citigroup Global
Markets Inc. 06/20/23 $ 2,070,000 $ 104,658 $ 99,854 $ 4,804
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/23 1,155,000 72,157 69,661 2,496
TOTAL $ 176,815 $ 169,515 $ 7,300
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 495 $ 98.75 09/16/22 $ 24,376,275 $ 222,750
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 495 $ 99.00 09/16/22 $ (21,938,648) $ (123,750)
IMM Eurodollar 2-Year MIDCV Future Options 240 98.25 09/16/22 (29,497,500) (208,500)
(51,436,148) (332,250)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 495 $ 97.88 09/16/22 $ (3,656,441) $ (126,844)
IMM Eurodollar 2-Year MIDCV Future Options 240 98.25 09/16/22 (29,497,500) (163,500)
(33,153,941) (290,344)
TOTAL WRITTEN OPTIONS $ (84,590,089) $ (622,594)

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
17 / December 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 7,633,140 $ — $ — $ 7,633,140
U.S. Treasury Bills 4,998,838 — — 4,998,838
Long-Term Investments:
Asset-Backed Securities — 82,360,091 2,194,914 84,555,005
Bank Loans — 10,402,756 — 10,402,756
Common Stock — — — —
Corporates — 222,909,970 526,998 223,436,968
Foreign Government Obligations — 12,164,379 — 12,164,379
Mortgage-Backed Securities — 85,859,976 — 85,859,976
Municipal Bonds — 6,333,924 — 6,333,924
Purchased Options 222,750 — — 222,750
U.S. Treasury Securities 427,319,149 — — 427,319,149
Other Financial Instruments
*
Assets:
Credit contracts — 72,157 104,658 176,815
Foreign currency exchange contracts — 451,122 — 451,122
Interest rate contracts 37,130 — — 37,130
Liabilities:
Foreign currency exchange contracts — (179,156) — (179,156)
Interest rate contracts (757,777) — — (757,777)
Total $ 439,453,230 $ 420,375,219 $ 2,826,570 $ 862,655,019
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures and written options.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Intermediate Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2021:
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
Balance as of
April 1, 2021 $ 2,254,916 $ — $ 513,506 $ —
Accrued discounts/premiums — — (4,463) (30,725)
Realized (loss) — — (545) —
Change in unrealized appreciation* 34,702 — 70,205 4,804
Purchases — — — 130,579
Sales (94,704) — (51,705) —
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2021
$ 2,194,914 $ — $ 526,998 $ 104,658
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $105,686 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $2,194,914 Broker Quote Offered Quote $100.00 $100.00
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $526,998 Third-Party Vendor Vendor Prices $93.88 $93.88
Credit Default Swaps $104,658 Broker Quote Offered Quote $— $—
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
INTERMEDIATE BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 95,983 $ 1,183
Total Unfunded Commitments $ 95,983 $ 1,183